Notes Payable (Schedule of Convertible Notes Payable) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Debt Instrument [Line Items]
Total Convertible Notes Payable	$ 3,139,676	$ 2,876,950
Less: Unamortized original issue discounts	857,579	752,126
Current Portion of Convertible Notes Payable	2,282,097	2,124,824
Long-term Portion of Convertible Notes Payable
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		382,000
Convertible Notes Payable one [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		200,000
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	168,750	168,750
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	112,500	112,500
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	1,325,000	1,325,000
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	322,580	322,580
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	366,120	366,120
Convertible Notes Payable Seven [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	165,000
Convertible Notes Payable Eight [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	225,000
Convertible Notes Payable Nine [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	220,000
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	$ 234,726